Segment and geographic information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
     The Company is required to report information about operating segments in annual financial statements and interim financial reports issued to shareholders in accordance with ASC 280. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision maker(s) in deciding how to allocate resources and assess performance. ASC 280 also requires disclosures about the Company’s products and services, geographic areas and major customers.

As discussed in Note 1, the Company through its wholly-owned and majority-owned subsidiaries operates and franchises McDonald’s restaurants in the food service industry. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. The Company manages its business as distinct geographic segments. As of September 30, 2021, its operations were divided into four geographic divisions, which were as follows: (i) Brazil; (ii) the Caribbean division, consisting of Aruba, Curaçao, Colombia, French Guyana, Guadeloupe, Martinique, Puerto Rico, Trinidad and Tobago, the U.S. Virgin Islands of St. Croix and St. Thomas and Venezuela; (iii) the North Latin America division (“NOLAD”), consisting of Costa Rica, Mexico and Panama; and (iv) the South Latin America division (“SLAD”), consisting of Argentina, Chile, Ecuador, Peru and Uruguay. Effective October 1, 2021, the Company made certain changes in its internal management structure in order to gain operational agility. As a consequence, the Company reorganized its operation into three geographic divisions, as follows: (i) Brazil, (ii) the North Latin American division, or “NOLAD,” which is now comprised of Costa Rica, Mexico, Panama, Puerto Rico, Martinique, Guadeloupe, French Guyana and the U.S. Virgin Islands of St. Croix and St. Thomas and (iii) the South Latin American division, or “SLAD,” which is now comprised of Argentina, Chile, Ecuador, Peru, Uruguay, Colombia, Venezuela, Trinidad and Tobago, Aruba and Curaçao. The accounting policies of the segments are the same as those described in Note 3.

The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2021	2020	2019
Revenues:
Brazil	$1,002,781	$862,748	$1,385,566
NOLAD	780,866	584,646	676,382
SLAD	876,294	536,825	897,129
Total revenues	$2,659,941	$1,984,219	$2,959,077

Adjusted EBITDA:
Brazil	$175,603	$76,155	$227,844
NOLAD	85,323	41,496	64,059
SLAD	77,573	830	63,043
Total reportable segments	338,499	118,481	354,946
Corporate and others (i)	(66,741)	(50,370)	(63,171)
Total adjusted EBITDA	$271,758	$68,111	$291,775

	For the fiscal years ended December 31,
	2021	2020	2019
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$271,758	$68,111	$291,775

(Less) Plus items excluded from computation that affect operating income (loss):
Depreciation and amortization	(120,394)	(126,853)	(123,218)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	4,876	4,210	5,175
Write-offs of property and equipment	(3,094)	(4,501)	(4,733)
Impairment of long-lived assets	(1,573)	(6,636)	(8,790)
Impairment of goodwill	—	(1,085)	(273)
Reorganization and optimization plan expenses	(12,054)	—	—
Operating income (loss)	139,519	(66,754)	159,936
(Less) Plus:
Net interest expense	(49,546)	(59,068)	(52,079)
(Loss) gain from derivative instruments	(5,183)	(2,297)	439
Gain from securities	—	25,676	—
Foreign currency exchange results	(9,189)	(31,707)	12,754
Other non-operating income (expenses), net	2,185	2,296	(2,097)
Income tax expense	(31,933)	(17,532)	(38,837)
Net income attributable to non-controlling interests	(367)	(65)	(220)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$45,486	$(149,451)	$79,896

	For the fiscal years ended December 31,
	2021	2020	2019
Depreciation and amortization:
Brazil	$54,883	$59,466	$63,467
NOLAD	34,810	35,812	31,192
SLAD	26,188	27,459	29,424
Total reportable segments	115,881	122,737	124,083
Corporate and others (i)	5,372	5,288	4,894
Purchase price allocation (ii)	(859)	(1,172)	(5,759)
Total depreciation and amortization	$120,394	$126,853	$123,218

Property and equipment expenditures:
Brazil	$50,217	$39,127	$146,322
NOLAD	23,800	17,250	42,892
SLAD	40,640	29,934	75,984
Others	342	—	37
Total property and equipment expenditures	$114,999	$86,311	$265,235

	As of December 31,
	2021	2020
Total assets:
Brazil	$1,083,700	$1,102,009
NOLAD	679,682	691,534
SLAD	566,208	513,966
Total reportable segments	2,329,590	2,307,509
Corporate and others (i)	134,020	95,802
Purchase price allocation (ii)	(102,353)	(109,357)
Total assets	$2,361,257	$2,293,954

(i)Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31,2021 and 2020, corporate assets primarily include cash and cash equivalents, derivatives and lease right of use.
(ii)Relates to the purchase price allocation adjustment made at corporate level, which reduces the accounting value of our long-lived assets (excluding Lease right of use) and goodwill and the corresponding depreciation and amortization. As of December 31,2021 and 2020 primarily related with the reduction of goodwill.

The Company’s revenues are derived from two sources: sales by Company-operated restaurants and revenues from restaurants operated by franchisees. All of the Company’s revenues are derived from foreign operations.

Long-lived assets consisting of property and equipment totaled $743,533 and $796,532 at December 31, 2021 and 2020, respectively. All of the Company’s long-lived assets are related to foreign operations.